Accounts Receivable, Net of Allowance for Expected Credit Losses - Aging (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Net of Allowance for Expected Credit Losses
Accounts Receivable, after Allowance for Credit Loss, Current	$ 45,811	$ 28,575
Accounts receivable - allowance for expected credit losses	(5,473)	(275)
Less than 30 days past due
Accounts Receivable, Net of Allowance for Expected Credit Losses
Accounts Receivable, after Allowance for Credit Loss, Current	31,935	16,337
Accounts receivable - allowance for expected credit losses		0
30 to 60 days past due
Accounts Receivable, Net of Allowance for Expected Credit Losses
Accounts Receivable, after Allowance for Credit Loss, Current	2,820	1,674
Accounts receivable - allowance for expected credit losses		0
61 to 90 days past due
Accounts Receivable, Net of Allowance for Expected Credit Losses
Accounts Receivable, after Allowance for Credit Loss, Current	$ 3,713	710
Accounts receivable - allowance for expected credit losses		$ 0
Greater than 90 days past due
Accounts Receivable, Net of Allowance for Expected Credit Losses
Expected credit loss rate	74.50%	2.80%
Accounts Receivable, after Allowance for Credit Loss, Current	$ 7,343	$ 9,854
Accounts receivable - allowance for expected credit losses	$ (5,473)	$ (275)